Loans - Schedule of Amortized Cost Basis of Collateral-Dependent Loans (Details) - Loans individually evaluated for impairment [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Amortized Cost Basis [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	$ 1,523	$ 2,783
Ending allowance on collateral- dependent loans [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment
One- to four-family [Member] | Amortized Cost Basis [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	1,332	1,856
One- to four-family [Member] | Ending allowance on collateral- dependent loans [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment
Nonresidential real estate [Member] | Amortized Cost Basis [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	191	927
Nonresidential real estate [Member] | Ending allowance on collateral- dependent loans [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment